Frontier MFG Global Equity Fund
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Number of Shares		Value
COMMON STOCKS 85.6%
	Germany 4.1%
382,010	SAP SE	$44,137,740

	Netherlands 0.7%
76,617	Heineken NV	8,085,755

	Switzerland 6.9%
393,689	Nestle SA	37,520,548
381,134	Novartis AG	36,660,823
		74,181,371
	United Kingdom 3.5%
451,436	Reckitt Benckiser Group PLC	37,524,611

	United States 70.4%
7,196	Alphabet, Inc. - Class A (a)	8,468,900
53,744	Alphabet, Inc. - Class C (a)	63,058,386
314,180	Apple, Inc.	59,678,491
123,205	Berkshire Hathaway, Inc. - Class B (a)	24,750,653
278,407	Crown Castle International Corp.	35,636,096
401,510	Facebook, Inc. - Class A (a)	66,927,702
328,110	HCA Healthcare, Inc.	42,778,982
266,317	Lowe's Companies, Inc.	29,153,722
191,283	MasterCard, Inc. - Class A	45,037,582
87,387	McDonald's Corp.	16,594,791
626,747	Microsoft Corp.	73,918,541
809,857	Oracle Corp.	43,497,420
226,233	PepsiCo, Inc.	27,724,854
800,632	Starbucks Corp.	59,518,983
977,176	The Kraft Heinz Co.	31,904,796
390,849	Visa, Inc. - Class A	61,046,705
607,450	Wells Fargo & Co.	29,351,984
412,781	Yum! Brands, Inc.	41,199,672
		760,248,260
	Total Common Stocks
	(Cost $628,831,526)	924,177,737

SHORT-TERM INVESTMENTS 14.2%
	Investment Company 14.2%
153,389,777	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class, 2.36%	153,389,777
	Total Short-Term Investments
	(Cost $153,389,777)	153,389,777

	Total Investments 99.8%
	(Cost $782,221,303)	1,077,567,514

	Other Assets in Excess of Liabilities 0.2%	1,872,000

	TOTAL NET ASSETS 100.0%	$1,079,439,514

(a) Non-Income Producing.

Investment Valuation - Equity securities that are traded on a national securities exchange, except for those traded on NASDAQ Global Market, NASDAQ Global Select Market and NASDAQ Capital Market exchanges (together, “NASDAQ”), for which market quotations are readily available are valued at the last reported sale price on the national securities exchange on which such securities are principally traded. Equity securities that are traded on NASDAQ are valued using the NASDAQ Official Closing Price ("NOCP"). Equity securities for which there were no transactions on a given day or securities not listed on a national securities exchange are valued at the most recent quoted bid price.  Debt securities are valued at the bid price provided by an independent pricing service, which uses valuation methods such as matrix pricing and other analytical pricing models, as well as market transactions and other market inputs. Shares of underlying mutual funds are valued at their respective Net Asset Value ("NAV"). Exchange-traded funds and closed-end funds are valued at the last reported sale price on the exchange on which the security is principally traded. Securities that are primarily traded on foreign exchanges generally are valued at the last sale price of such securities on their respective exchange. In the case of foreign securities, the occurrence of events after the close of the foreign markets, but prior to the time the Fund's NAV is calculated, will result in a systematic fair value adjustment to the trading prices of foreign securities provided that there is a movement in the markets that exceeds a threshold established by the Board of Directors (the “Board”) and provided the fair value prices exceed a pre-established confidence level. The Fund will also value foreign securities at fair value using fair valuation procedures approved by the Board in the case of other significant events relating to a particular foreign issuer or market.  In such cases, use of fair valuation can reduce an investor's ability to seek to profit by estimating the Fund's NAV in advance of the time the NAV is calculated. The Board has retained an independent fair value pricing service to assist in valuing foreign securities held by the Frontier MFG Global Equity Fund. In valuing assets, prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Any securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith by the advisers or subadvisers pursuant to guidelines established by the Board. The Board has appointed a Valuation Committee to assist the Board in its oversight of valuation procedures.

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's investments and are summarized in the following fair value hierarchy:

Level 1 — Quoted prices in active markets for identical securities that the Fund has the ability to access
Level 2 — Evaluated prices based on other significant observable inputs (including quoted prices for similar securities, foreign security indices, foreign exchange rates, fair value estimates for foreign securities and changes in benchmark securities indices)
Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The following is a summary of inputs used to value the Fund's securities as of March 31, 2019:

Description	Level 1	Level 2	Level 3	Total
Equity (a)
Common Stocks	$924,177,737	$-	$-	$924,177,737
Total Equity	924,177,737	-	-	924,177,737
Short-Term Investments	153,389,777	-	-	153,389,777
Total Investments in Securities	$1,077,567,514	$-	$-	$1,077,567,514
(a)  See the Fund's Schedule of Investments for sector or country classifications.

Tax Disclosure - The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

The Fund has adopted financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the period, the Fund did not incur any interest or penalties. The Fund has reviewed all open tax years and concluded that there is no effect to any of the Fund's financial positions or results of operations and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on a tax return. The Fund does not have examinations in progress.

Frontier MFG Global Plus Fund
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Number of Shares		Value
COMMON STOCKS 86.0%
	Germany 4.1%
121,235	SAP SE	$14,007,589

	Netherlands 0.8%
25,449	Heineken NV	2,685,754

	Switzerland 6.9%
124,831	Nestle SA	11,897,024
121,051	Novartis AG	11,643,751
		23,540,775
	United Kingdom 3.5%
143,262	Reckitt Benckiser Group PLC	11,908,334

	United States 70.7%
2,299	Alphabet, Inc. - Class A (a)	2,705,670
17,059	Alphabet, Inc. - Class C (a)	20,015,495
99,827	Apple, Inc.	18,962,139
39,209	Berkshire Hathaway, Inc. - Class B (a)	7,876,696
88,414	Crown Castle International Corp.	11,316,992
127,429	Facebook, Inc. - Class A (a)	21,241,139
104,173	HCA Healthcare, Inc.	13,582,076
84,555	Lowe's Companies, Inc.	9,256,236
60,707	MasterCard, Inc. - Class A	14,293,462
27,802	McDonald's Corp.	5,279,600
198,837	Microsoft Corp.	23,450,836
257,125	Oracle Corp.	13,810,184
71,840	PepsiCo, Inc.	8,803,992
254,261	Starbucks Corp.	18,901,763
309,789	The Kraft Heinz Co.	10,114,611
124,014	Visa, Inc. - Class A	19,369,747
192,930	Wells Fargo & Co.	9,322,378
131,053	Yum! Brands, Inc.	13,080,400
		241,383,416
	Total Common Stocks
	(Cost $226,390,566)	293,525,868

SHORT-TERM INVESTMENTS 13.4%
	Investment Company 13.4%
45,925,045	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class, 2.36%	45,925,045
	Total Short-Term Investments
	(Cost $45,925,045)	45,925,045

	Total Investments 99.4%
	(Cost $272,315,611)	339,450,913

	Other Assets in Excess of Liabilities 0.6%	2,160,673

	TOTAL NET ASSETS 100.0%	$341,611,586

(a) Non-Income Producing.

Investment Valuation - Equity securities that are traded on a national securities exchange, except for those traded on NASDAQ Global Market, NASDAQ Global Select Market and NASDAQ Capital Market exchanges (together, “NASDAQ”), for which market quotations are readily available are valued at the last reported sale price on the national securities exchange on which such securities are principally traded. Equity securities that are traded on NASDAQ are valued using the NASDAQ Official Closing Price ("NOCP"). Equity securities for which there were no transactions on a given day or securities not listed on a national securities exchange are valued at the most recent quoted bid price.  Debt securities are valued at the bid price provided by an independent pricing service, which uses valuation methods such as matrix pricing and other analytical pricing models, as well as market transactions and other market inputs. Shares of underlying mutual funds are valued at their respective Net Asset Value ("NAV"). Exchange-traded funds and closed-end funds are valued at the last reported sale price on the exchange on which the security is principally traded. Securities that are primarily traded on foreign exchanges generally are valued at the last sale price of such securities on their respective exchange. In the case of foreign securities, the occurrence of events after the close of the foreign markets, but prior to the time the Fund's NAV is calculated, will result in a systematic fair value adjustment to the trading prices of foreign securities provided that there is a movement in the markets that exceeds a threshold established by the Board of Directors (the “Board”) and provided the fair value prices exceed a pre-established confidence level. The Fund will also value foreign securities at fair value using fair valuation procedures approved by the Board in the case of other significant events relating to a particular foreign issuer or market.  In such cases, use of fair valuation can reduce an investor's ability to seek to profit by estimating the Fund's NAV in advance of the time the NAV is calculated. The Board has retained an independent fair value pricing service to assist in valuing foreign securities held by the Frontier MFG Global Plus Fund. In valuing assets, prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Any securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith by the advisers or subadvisers pursuant to guidelines established by the Board. The Board has appointed a Valuation Committee to assist the Board in its oversight of valuation procedures.

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's investments and are summarized in the following fair value hierarchy:

Level 1 — Quoted prices in active markets for identical securities that the Fund has the ability to access
Level 2 — Evaluated prices based on other significant observable inputs (including quoted prices for similar securities, foreign security indices, foreign exchange rates, fair value estimates for foreign securities and changes in benchmark securities indices)
Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The following is a summary of inputs used to value the Fund's securities as of March 31, 2019:

Description	Level 1	Level 2	Level 3	Total
Equity (a)
Common Stocks	$293,525,868	$-	$-	$293,525,868
Total Equity	293,525,868	-	-	293,525,868
Short-Term Investments	45,925,045	-	-	45,925,045
Total Investments in Securities	$339,450,913	$-	$-	$339,450,913
(a)  See the Fund's Schedule of Investments for sector or country classifications.

Tax Disclosure - The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

The Fund has adopted financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the period, the Fund did not incur any interest or penalties. The Fund has reviewed all open tax years and concluded that there is no effect to any of the Fund's financial positions or results of operations and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on a tax return. The Fund does not have examinations in progress.

Frontier MFG Core Infrastructure Fund
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Number of Shares		Value
COMMON STOCKS 95.5%
	Australia 8.3%
854,871	APA Group	$6,057,878
490,617	Atlas Arteria Ltd.	2,515,181
2,533,163	AusNet Services	3,192,647
1,194,678	Spark Infrastructure Group	1,934,083
1,638,285	Sydney Airport	8,643,063
1,400,011	Transurban Group	13,121,840
		35,464,692
	Canada 12.5%
144,260	Canadian Utilities Ltd. - Class A	3,938,044
172,260	Emera, Inc.	6,441,301
334,965	Enbridge, Inc.	12,131,781
309,908	Fortis, Inc.	11,453,853
431,777	Hydro One Ltd.	6,707,592
277,082	TransCanada Corp.	12,444,690
27,732	Valener, Inc.	542,666
		53,659,927
	Chile 0.5%
4,012,951	Aguas Andinas SA - Class A	2,281,557

	France 4.3%
63,855	Aeroports de Paris	12,348,958
403,921	Getlink SE	6,123,654
		18,472,612
	Germany 1.2%
66,181	Fraport AG Frankfurt Airport Services Worldwide	5,066,062

	Hong Kong 2.5%
1,547,073	Power Assets Holdings Ltd.	10,731,040

	Italy 7.2%
391,445	Enav SpA	2,133,174
600,669	Italgas SpA	3,708,615
2,507,271	Snam SpA	12,878,642
161,474	Societa Iniziative Autostradali e Servizi SpA	2,796,714
1,464,384	Terna Rete Elettrica Nazionale SpA	9,277,860
		30,795,005
	Mexico 1.8%
244,076	Grupo Aeroportuario del Centro Norte SAB de CV	1,376,038
349,769	Grupo Aeroportuario del Pacifico SAB de CV - Class B	3,100,849
204,022	Grupo Aeroportuario del Sureste SAB de CV - Class B	3,297,104
		7,773,991
	Netherlands 1.1%
94,082	Koninklijke Vopak NV	4,502,208

	New Zealand 1.5%
875,194	Auckland International Airport Ltd.	4,851,492
705,124	Vector Ltd.	1,719,077
		6,570,569
	Portugal 0.3%
472,604	REN - Redes Energeticas Nacionais SGPS SA	1,347,631

	Spain 7.5%
69,434	Aena SME SA	12,501,017
216,299	Cellnex Telecom SA	6,347,320
175,235	Enagas SA	5,099,046
391,706	Red Electrica Corp SA	8,348,568
		32,295,951
	Switzerland 1.0%
22,690	Flughafen Zuerich AG	4,140,369

	United Kingdom 5.8%
1,101,892	National Grid PLC	12,210,395
297,736	Pennon Group PLC	2,883,593
175,221	Severn Trent PLC	4,509,582
500,134	United Utilities Group PLC	5,305,024
		24,908,594
	United States 40.0%
16,121	ALLETE, Inc.	1,325,630
73,357	Alliant Energy Corp.	3,457,315
71,242	Ameren Corp.	5,239,849
104,047	American Electric Power Co., Inc.	8,713,936
11,449	American States Water Co.	816,314
48,891	American Tower Corp.	9,634,460
52,707	American Water Works Co., Inc.	5,495,232
54,260	Aqua America, Inc.	1,977,234
34,868	Atmos Energy Corp.	3,588,963
16,581	Avista Corp.	673,520
17,810	Black Hills Corp.	1,319,187
15,095	California Water Service Group	819,357
82,737	CMS Energy Corp.	4,595,213
94,739	Consolidated Edison, Inc.	8,034,815
71,853	Crown Castle International Corp.	9,197,184
116,790	Dominion Energy Corp.	8,953,121
52,985	DTE Energy Co.	6,609,349
95,841	Duke Energy Corp.	8,625,690
10,195	El Paso Electric Co.	599,670
78,590	Evergy, Inc.	4,562,150
92,709	Eversource Energy	6,577,704
163,920	FirstEnergy Corp.	6,820,711
14,643	IDACORP, Inc.	1,457,564
109,589	NiSource, Inc.	3,140,821
8,284	Northwest Natural Holding Company	543,679
14,241	NorthWestern Corp.	1,002,709
15,782	ONE Gas, Inc.	1,405,071
32,121	Pinnacle West Capital Corp.	3,070,125
23,128	PNM Resources, Inc.	1,094,880
27,603	Portland General Electric Co.	1,430,940
209,314	PPL Corp.	6,643,626
32,978	SBA Communications Corp. (a)	6,584,387
72,457	Sempra Energy	9,119,438
8,232	SJW Group	508,244
14,911	Southwest Gas Holdings, Inc.	1,226,579
14,958	Spire, Inc.	1,230,894
176,846	The Southern Co.	9,139,401
91,823	WEC Energy Group, Inc.	7,261,363
156,130	Xcel Energy, Inc.	8,776,067
		171,272,392

	Total Common Stocks
	(Cost $346,385,423)	409,282,600

CLOSED-END FUNDS 1.1%
	United Kingdom 1.1%
1,269,047	HICL Infrastructure Co. Ltd.	2,576,837
1,077,849	International Public Partnerships Ltd.	2,147,893
		4,724,730
	Total Closed-End Funds
	(Cost $4,822,465)	4,724,730

SHORT-TERM INVESTMENTS 3.4%
	Investment Company 3.4%
14,476,712	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class, 2.36%	14,476,712
	Total Short-Term Investments
	(Cost $14,476,712)	14,476,712

	Total Investments 100.0%
	(Cost $365,684,600)	428,484,042

	Other Assets in Excess of Liabilities 0.0%	78,779

	TOTAL NET ASSETS 100.0%	$428,562,821

(a) Non-Income Producing.

Investment Valuation - Equity securities that are traded on a national securities exchange, except for those traded on NASDAQ Global Market, NASDAQ Global Select Market and NASDAQ Capital Market exchanges (together, “NASDAQ”), for which market quotations are readily available are valued at the last reported sale price on the national securities exchange on which such securities are principally traded. Equity securities that are traded on NASDAQ are valued using the NASDAQ Official Closing Price ("NOCP"). Equity securities for which there were no transactions on a given day or securities not listed on a national securities exchange are valued at the most recent quoted bid price.  Debt securities are valued at the bid price provided by an independent pricing service, which uses valuation methods such as matrix pricing and other analytical pricing models, as well as market transactions and other market inputs. Shares of underlying mutual funds are valued at their respective Net Asset Value ("NAV"). Exchange-traded funds and closed-end funds are valued at the last reported sale price on the exchange on which the security is principally traded. Securities that are primarily traded on foreign exchanges generally are valued at the last sale price of such securities on their respective exchange. In the case of foreign securities, the occurrence of events after the close of the foreign markets, but prior to the time the Fund's NAV is calculated, will result in a systematic fair value adjustment to the trading prices of foreign securities provided that there is a movement in the markets that exceeds a threshold established by the Board of Directors (the “Board”) and provided the fair value prices exceed a pre-established confidence level. The Fund will also value foreign securities at fair value using fair valuation procedures approved by the Board in the case of other significant events relating to a particular foreign issuer or market.  In such cases, use of fair valuation can reduce an investor's ability to seek to profit by estimating the Fund's NAV in advance of the time the NAV is calculated. The Board has retained an independent fair value pricing service to assist in valuing foreign securities held by the Frontier MFG Core Infrastructure Fund. In valuing assets, prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Any securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith by the advisers or subadvisers pursuant to guidelines established by the Board. The Board has appointed a Valuation Committee to assist the Board in its oversight of valuation procedures.

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's investments and are summarized in the following fair value hierarchy:

Level 1 — Quoted prices in active markets for identical securities that the Fund has the ability to access
Level 2 — Evaluated prices based on other significant observable inputs (including quoted prices for similar securities, foreign security indices, foreign exchange rates, fair value estimates for foreign securities and changes in benchmark securities indices)
Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The following is a summary of inputs used to value the Fund's securities as of March 31, 2019:

Description	Level 1	Level 2	Level 3	Total
Equity (a)
Common Stocks	$409,282,600	$-	$-	$409,282,600
Closed-End Funds	4,724,730	-	-	4,724,730
Total Equity	414,007,330	-	-	414,007,330
Short-Term Investments	14,476,712	-	-	14,476,712
Total Investments in Securities	$428,484,042	$-	$-	$428,484,042
(a)  See the Fund's Schedule of Investments for sector or country classifications.

Tax Disclosure - The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

The Fund has adopted financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the period, the Fund did not incur any interest or penalties. The Fund has reviewed all open tax years and concluded that there is no effect to any of the Fund's financial positions or results of operations and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on a tax return. The Fund does not have examinations in progress.

Frontier MFG Select Infrastructure Fund
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Number of Shares		Value
COMMON STOCKS 91.5%
	Australia 20.6%
248,120	APA Group	$1,758,254
694,385	Atlas Arteria Ltd.	3,559,811
1,400,851	Spark Infrastructure Group	2,267,860
497,752	Sydney Airport	2,625,979
721,065	Transurban Group	6,758,304
		16,970,208
	Canada 7.0%
8,760	Canadian Pacific Railway Ltd.	1,804,900
108,964	Enbridge, Inc.	3,946,464
		5,751,364
	Chile 1.5%
2,158,634	Aguas Andinas SA - Class A	1,227,288

	France 4.4%
14,688	Aeroports de Paris	2,840,521
50,863	Getlink SE	771,110
		3,611,631
	Germany 2.3%
24,298	Fraport AG Frankfurt Airport Services Worldwide	1,859,977

	Italy 8.5%
584,247	Snam SpA	3,000,995
132,912	Societa Iniziative Autostradali e Servizi SpA	2,302,023
260,042	Terna Rete Elettrica Nazionale SpA	1,647,541
		6,950,559
	Netherlands 2.7%
46,521	Koninklijke Vopak NV	2,226,220

	New Zealand 2.3%
335,229	Auckland International Airport Ltd.	1,858,287

	Spain 4.8%
21,717	Aena SME SA	3,909,967

	Switzerland 1.5%
6,868	Flughafen Zuerich AG	1,253,242

	United Kingdom 1.3%
98,333	National Grid PLC	1,089,657

	United States 34.6%
9,440	American Tower Corp.	1,860,246
15,619	American Water Works Co., Inc.	1,628,437
48,609	Atmos Energy Corp.	5,003,325
24,880	Crown Castle International Corp.	3,184,640
17,553	CSX Corp.	1,313,315
35,985	Evergy, Inc.	2,088,929
46,023	Eversource Energy	3,265,333
30,650	Sempra Energy	3,857,609
4,924	Southwest Gas Holdings, Inc.	405,048
10,308	Union Pacific Corp.	1,723,498
15,656	WEC Energy Group, Inc.	1,238,076
51,778	Xcel Energy, Inc.	2,910,442
		28,478,898
	Total Common Stocks
	(Cost $69,714,262)	75,187,298

SHORT-TERM INVESTMENTS 8.4%
	Investment Company 8.4%
6,886,394	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class, 2.36%	6,886,394
	Total Short-Term Investments
	(Cost $6,886,394)	6,886,394

	Total Investments 99.9%
	(Cost $76,600,656)	82,073,692

	Other Assets in Excess of Liabilities 0.1%	108,307

	TOTAL NET ASSETS 100.0%	$82,181,999

Investment Valuation - Equity securities that are traded on a national securities exchange, except for those traded on NASDAQ Global Market, NASDAQ Global Select Market and NASDAQ Capital Market exchanges (together, “NASDAQ”), for which market quotations are readily available are valued at the last reported sale price on the national securities exchange on which such securities are principally traded. Equity securities that are traded on NASDAQ are valued using the NASDAQ Official Closing Price ("NOCP"). Equity securities for which there were no transactions on a given day or securities not listed on a national securities exchange are valued at the most recent quoted bid price.  Debt securities are valued at the bid price provided by an independent pricing service, which uses valuation methods such as matrix pricing and other analytical pricing models, as well as market transactions and other market inputs. Shares of underlying mutual funds are valued at their respective Net Asset Value ("NAV"). Exchange-traded funds and closed-end funds are valued at the last reported sale price on the exchange on which the security is principally traded. Securities that are primarily traded on foreign exchanges generally are valued at the last sale price of such securities on their respective exchange. In the case of foreign securities, the occurrence of events after the close of the foreign markets, but prior to the time the Fund's NAV is calculated, will result in a systematic fair value adjustment to the trading prices of foreign securities provided that there is a movement in the markets that exceeds a threshold established by the Board of Directors (the “Board”) and provided the fair value prices exceed a pre-established confidence level. The Fund will also value foreign securities at fair value using fair valuation procedures approved by the Board in the case of other significant events relating to a particular foreign issuer or market.  In such cases, use of fair valuation can reduce an investor's ability to seek to profit by estimating the Fund's NAV in advance of the time the NAV is calculated. The Board has retained an independent fair value pricing service to assist in valuing foreign securities held by the Frontier MFG Select Infrastructure Fund. In valuing assets, prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Any securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith by the advisers or subadvisers pursuant to guidelines established by the Board. The Board has appointed a Valuation Committee to assist the Board in its oversight of valuation procedures.

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's investments and are summarized in the following fair value hierarchy:

Level 1 — Quoted prices in active markets for identical securities that the Fund has the ability to access
Level 2 — Evaluated prices based on other significant observable inputs (including quoted prices for similar securities, foreign security indices, foreign exchange rates, fair value estimates for foreign securities and changes in benchmark securities indices)
Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The following is a summary of inputs used to value the Fund's securities as of March 31, 2019:

Description	Level 1	Level 2	Level 3	Total
Equity (a)
Common Stocks	$75,187,298	$-	$-	$75,187,298
Total Equity	75,187,298	-	-	75,187,298
Short-Term Investments	6,886,394	-	-	6,886,394
Total Investments in Securities	$82,073,692	$-	$-	$82,073,692
(a)  See the Fund's Schedule of Investments for sector or country classifications.

Tax Disclosure - The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

The Fund has adopted financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the period, the Fund did not incur any interest or penalties. The Fund has reviewed all open tax years and concluded that there is no effect to any of the Fund's financial positions or results of operations and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on a tax return. The Fund does not have examinations in progress.

Frontier Timpani Small Cap Growth Fund
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Number of Shares		Value
COMMON STOCKS 99.6%
	Consumer Discretionary 20.4%
23,461	2U, Inc. (a)	$1,662,212
39,243	BJ's Wholesale Club Holdings, Inc. (a)	1,075,258
15,802	Boot Barn Holdings, Inc. (a)	465,211
4,229	Canada Goose Holdings, Inc. (a)	203,077
16,924	Century Communities, Inc. (a)	405,668
61,433	Chegg, Inc. (a)	2,341,826
7,299	Farfetch Ltd. - Class A (a)	196,416
26,226	Fluent, Inc. (a)	147,390
2,716	Fox Factory Holding Corp. (a)	189,821
39,879	Funko, Inc. - Class A (a)	866,172
10,081	Grand Canyon Education, Inc. (a)	1,154,375
6,993	LGI Homes, Inc. (a)	421,259
111,085	Noodles & Co. (a)	755,378
6,498	Ollie's Bargain Outlet Holdings, Inc. (a)	554,474
27,346	Planet Fitness, Inc. - Class A (a)	1,879,217
36,115	PlayAGS, Inc. (a)	864,232
12,669	Strategic Education, Inc.	1,663,566
17,084	The Lovesac Co. (a)	475,106
4,753	YETI Holdings, Inc. (a)	143,778
		15,464,436
	Consumer Staples 1.9%
45,853	The Simply Good Foods Co. (a)	944,113
7,598	TreeHouse Foods, Inc. (a)	490,451
		1,434,564
	Energy 3.1%
7,245	Core Laboratories NV	499,398
17,931	Matador Resources Co. (a)	346,606
38,739	TPI Composites, Inc. (a)	1,108,710
12,755	World Fuel Services Corp.	368,492
		2,323,206
	Financial Services 3.8%
7,286	Euronet Worldwide, Inc. (a)	1,038,911
4,178	LendingTree, Inc. (a)	1,468,818
5,308	LPL Financial Holdings, Inc.	369,702
		2,877,431
	Health Care 26.3%
9,304	Addus HomeCare Corp. (a)	591,642
7,508	Amedisys, Inc. (a)	925,436
67,538	Array BioPharma, Inc. (a)	1,646,576
49,132	CareDx, Inc. (a)	1,548,641
13,482	Glaukos Corp. (a)	1,056,584
10,373	Inspire Medical Systems, Inc. (a)	588,979
3,471	Insulet Corp. (a)	330,057
12,317	iRadimed Corp. (a)	345,985
13,905	LHC Group, Inc. (a)	1,541,508
31,544	Merit Medical Systems, Inc. (a)	1,950,366
12,301	Omnicell, Inc. (a)	994,413
5,843	Penumbra, Inc. (a)	858,979
8,274	PetIQ, Inc. (a)	259,886
27,275	R1 RCM, Inc. (a)	263,749
15,883	Tactile Systems Technology, Inc. (a)	837,352
30,999	Tandem Diabetes Care, Inc. (a)	1,968,436
9,715	Teladoc Health, Inc. (a)	540,154
3,782	The Ensign Group, Inc.	193,601
38,678	Veracyte, Inc. (a)	967,724
85,953	Vericel Corp. (a)	1,505,037
31,594	Wright Medical Group (a)	993,631
		19,908,736

	Materials & Processing 5.4%
5,812	Cabot Microelectronics Corp.	650,712
21,271	Ingevity Corp. (a)	2,246,430
10,747	TopBuild Corp. (a)	696,621
8,234	Trex Co., Inc. (a)	506,556
		4,100,319
	Producer Durables 7.7%
6,567	Allied Motion Technologies, Inc.	225,773
9,001	Benefitfocus, Inc. (a)	445,729
18,552	BG Staffing, Inc.	405,176
10,818	Chart Industries, Inc. (a)	979,245
13,643	HEICO Corp.	1,294,311
11,741	MasTec, Inc. (a)	564,742
6,796	NV5 Global, Inc. (a)	403,411
6,720	Old Dominion Freight Line, Inc.	970,301
13,857	Willdan Group, Inc. (a)	513,679
		5,802,367
	Technology 30.5%
10,888	Appfolio, Inc. - Class A (a)	864,507
21,414	Digital Turbine, Inc. (a)	74,949
9,850	eGain Corp. (a)	102,932
12,997	Everbridge, Inc. (a)	974,905
37,124	Five9, Inc. (a)	1,961,261
25,510	GDS Holdings Ltd. - ADR (a)	910,452
70,373	Glu Mobile, Inc. (a)	769,880
10,131	LiveRamp Holdings, Inc. (a)	552,849
20,283	Mercury Systems, Inc. (a)	1,299,735
5,590	Mimecast Ltd. (a)	264,687
5,129	NICE Ltd. - ADR (a)	628,354
11,675	Novanta, Inc. (a)	989,223
38,042	OptimizeRx Corp. (a)	483,894
99,612	Pareteum Corp. (a)	453,235
26,992	Pivotal Software, Inc. - Class A (a)	562,783
17,588	Pure Storage, Inc. - Class A (a)	383,243
16,630	Radware Ltd. (a)	434,542
27,830	RealPage, Inc. (a)	1,689,003
14,601	RingCentral, Inc. - Class A (a)	1,573,988
13,643	SailPoint Technologies Holding, Inc. (a)	391,827
38,214	ShotSpotter, Inc. (a)	1,475,060
9,990	Smartsheet, Inc. - Class A (a)	407,492
64,470	The Meet Group, Inc. (a)	324,284
4,218	The Trade Desk, Inc. - Class A (a)	834,953
7,033	Twilio, Inc. - Class A (a)	908,523
23,723	WNS (Holdings) Ltd. - ADR (a)	1,263,724
28,264	Workiva, Inc. (a)	1,432,985
15,399	Zscaler, Inc. (a)	1,092,251
		23,105,521

	Utilities 0.5%
18,369	Boingo Wireless, Inc. (a)	427,630

	Total Common Stocks
	(Cost $53,873,049)	75,444,210

SHORT-TERM INVESTMENTS 1.3%
	Investment Company 1.3%
1,010,102	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class, 2.36%	1,010,102
	Total Short-Term Investments
	(Cost $1,010,102)	1,010,102

	Total Investments 100.9%
	(Cost $54,883,151)	76,454,312

	Liabilities in Excess of Other Assets (0.9)%	(695,587)

	TOTAL NET ASSETS 100.0%	$75,758,725

(a) Non-Income Producing.
ADR- American Depositary Receipt

Investment Valuation - Equity securities that are traded on a national securities exchange, except for those traded on NASDAQ Global Market, NASDAQ Global Select Market and NASDAQ Capital Market exchanges (together, “NASDAQ”), for which market quotations are readily available are valued at the last reported sale price on the national securities exchange on which such securities are principally traded. Equity securities that are traded on NASDAQ are valued using the NASDAQ Official Closing Price ("NOCP"). Equity securities for which there were no transactions on a given day or securities not listed on a national securities exchange are valued at the most recent quoted bid price.  Debt securities are valued at the bid price provided by an independent pricing service, which uses valuation methods such as matrix pricing and other analytical pricing models, as well as market transactions and other market inputs. Shares of underlying mutual funds are valued at their respective Net Asset Value ("NAV"). Exchange-traded funds and closed-end funds are valued at the last reported sale price on the exchange on which the security is principally traded. Securities that are primarily traded on foreign exchanges generally are valued at the last sale price of such securities on their respective exchange. In the case of foreign securities, the occurrence of events after the close of the foreign markets, but prior to the time the Fund's NAV is calculated, will result in a systematic fair value adjustment to the trading prices of foreign securities provided that there is a movement in the markets that exceeds a threshold established by the Board of Directors (the “Board”) and provided the fair value prices exceed a pre-established confidence level. The Fund will also value foreign securities at fair value using fair valuation procedures approved by the Board in the case of other significant events relating to a particular foreign issuer or market.  In such cases, use of fair valuation can reduce an investor's ability to seek to profit by estimating the Fund's NAV in advance of the time the NAV is calculated. The Board has retained an independent fair value pricing service to assist in valuing foreign securities held by the Frontier Timpani Small Cap Growth Fund. In valuing assets, prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Any securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith by the advisers or subadvisers pursuant to guidelines established by the Board. The Board has appointed a Valuation Committee to assist the Board in its oversight of valuation procedures.

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's investments and are summarized in the following fair value hierarchy:

Level 1 — Quoted prices in active markets for identical securities that the Fund has the ability to access
Level 2 — Evaluated prices based on other significant observable inputs (including quoted prices for similar securities, foreign security indices, foreign exchange rates, fair value estimates for foreign securities and changes in benchmark securities indices)
Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The following is a summary of inputs used to value the Fund's securities as of March 31, 2019:

Description	Level 1	Level 2	Level 3	Total
Equity (a)
Common Stocks	$75,444,210	$-	$-	$75,444,210
Total Equity	75,444,210	-	-	75,444,210
Short-Term Investments	1,010,102	-	-	1,010,102
Total Investments in Securities	$76,454,312	$-	$-	$76,454,312
(a)  See the Fund's Schedule of Investments for sector or country classifications.

Tax Disclosure - The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

The Fund has adopted financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the period, the Fund did not incur any interest or penalties. The Fund has reviewed all open tax years and concluded that there is no effect to any of the Fund's financial positions or results of operations and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on a tax return. The Fund does not have examinations in progress.

Frontier Phocas Small Cap Value Fund
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Number of Shares		Value
COMMON STOCKS 96.3%
	Communication Services 2.6%
14,116	Entercom Communications Corp. - Class A	$74,109
5,917	Nexstar Media Group, Inc. - Class A	641,225
		715,334
	Consumer Discretionary 9.5%
12,543	American Eagle Outfitters, Inc.	278,078
9,065	G-III Apparel Group Ltd. (a)	362,237
8,702	Hilton Grand Vacations, Inc. (a)	268,457
5,846	Penske Automotive Group, Inc.	261,024
10,534	Ruth's Hospitality Group, Inc.	269,565
2,830	The Cheesecake Factory, Inc.	138,444
6,713	TopBuild Corp. (a)	435,137
5,969	Tower International, Inc.	125,528
2,626	Williams-Sonoma, Inc.	147,765
8,614	Wolverine World Wide, Inc.	307,778
		2,594,013
	Consumer Staples 1.2%
8,211	B&G Foods, Inc.	200,513
10,782	Hostess Brands, Inc. (a)	134,775
		335,288
	Energy 5.4%
6,356	C&J Energy Services, Inc. (a)	98,645
44,996	Callon Petroleum Co. (a)	339,720
24,625	Jagged Peak Energy, Inc. (a)	257,824
15,084	McDermott International, Inc. (a)	112,225
7,051	Murphy Oil Corp.	206,594
5,510	PDC Energy, Inc. (a)	224,147
40,141	Ring Energy, Inc. (a)	235,627
		1,474,782
	Financials 26.3%
5,075	Banner Corp.	274,913
21,270	Cadence BanCorp	394,558
17,214	CenterState Bank Corp.	409,865
4,844	Chemical Financial Corp.	199,379
7,508	Eagle Bancorp, Inc. (a)	376,902
6,176	Enterprise Financial Services Corp.	251,796
36,215	F.N.B. Corp.	383,879
7,036	First Interstate BancSystem, Inc. - Class A	280,174
25,712	Heritage Insurance Holdings, Inc.	375,395
5,549	IBERIABANK Corp.	397,919
2,006	Independent Bank Group, Inc.	102,888
8,583	LegacyTexas Financial Group, Inc.	320,918
11,114	Meta Financial Group, Inc.	218,724
10,716	OneMain Holdings, Inc.	340,233
8,881	Pacific Premier Bancorp, Inc.	235,613
5,004	Pinnacle Financial Partners, Inc.	273,719
4,695	Preferred Bank	211,134
2,350	Primerica, Inc.	287,052
6,295	Selective Insurance Group, Inc.	398,348
4,848	Simmons First National Corp. - Class A	118,679
4,473	Stifel Financial Corp.	235,995
8,669	Triumph Bancorp, Inc. (a)	254,782
13,704	Umpqua Holdings Corp.	226,116
12,619	Union Bankshares Corp.	407,972
3,116	Wintrust Financial Corp.	209,800
		7,186,753

	Health Care 5.4%
10,929	Amneal Pharmaceuticals, Inc. (a)	154,864
4,107	ANI Pharmaceuticals, Inc. (a)	289,708
4,804	Emergent BioSolutions, Inc. (a)	242,698
2,793	NuVasive, Inc. (a)	158,615
6,944	Patterson Companies, Inc.	151,726
36,225	Progenics Pharmaceuticals, Inc. (a)	168,084
6,146	Syneos Health, Inc. (a)	318,117
		1,483,812
	Industrials 12.4%
2,853	ASGN, Inc. (a)	181,137
11,614	Atkore International Group, Inc. (a)	250,049
6,477	Atlas Air Worldwide Holdings, Inc. (a)	327,477
23,161	CBIZ, Inc. (a)	468,779
7,203	Columbus McKinnon Corp.	247,423
3,184	EMCOR Group, Inc.	232,687
4,215	Gibraltar Industries, Inc. (a)	171,171
4,135	Kadant, Inc.	363,715
5,271	MYR Group, Inc. (a)	182,535
8,270	Quanta Services, Inc.	312,110
7,238	SkyWest, Inc.	392,951
2,854	The Timken Company	124,491
16,345	Wesco Aircraft Holdings, Inc. (a)	143,672
		3,398,197
	Information Technology 12.2%
17,218	AVX Corp.	298,560
2,143	Belden, Inc.	115,079
438	Cabot Microelectronics Corp.	49,038
1,858	CACI International, Inc. - Class A (a)	338,193
9,682	Conduent, Inc. (a)	133,902
25,814	Cypress Semiconductor Corp.	385,145
7,358	Finisar Corp. (a)	170,485
2,094	MAXIMUS, Inc.	148,632
2,392	MKS Instruments, Inc.	222,576
11,380	Photronics, Inc. (a)	107,541
2,427	Plexus Corp. (a)	147,926
4,623	Progress Software Corp.	205,122
3,025	SYNNEX Corp.	288,555
1,691	Tech Data Corp. (a)	173,175
20,346	Unisys Corp. (a)	237,438
4,988	Verint Systems, Inc. (a)	298,582
		3,319,949
	Materials 4.6%
15,670	Ferro Corp. (a)	296,633
1,495	HB Fuller Co.	72,717
2,170	Kaiser Aluminum Corp.	227,264
6,149	Koppers Holdings, Inc. (a)	159,751
6,831	Materion Corp.	389,777
9,361	TimkenSteel Corp. (a)	101,660
		1,247,802
	Real Estate 11.1%
13,531	Acadia Realty Trust	368,990
36,210	Independence Realty Trust, Inc.	390,706
17,919	Jernigan Capital, Inc.	377,016
10,832	National Storage Affiliates Trust	308,820
10,240	NorthStar Realty Europe Corp.	177,766
10,042	Pebblebrook Hotel Trust	311,905
869	PS Business Parks, Inc.	136,285
7,571	QTS Realty Trust, Inc. - Class A	340,619
12,587	Rexford Industrial Realty, Inc.	450,741
8,359	Sabra Health Care REIT, Inc.	162,750
		3,025,598

	Utilities 5.6%
2,728	Black Hills Corp.	202,063
3,063	IDACORP, Inc.	304,891
3,583	New Jersey Resources Corp.	178,398
4,031	Portland General Electric Co.	208,967
6,922	South Jersey Industries, Inc.	221,989
2,943	Spire, Inc.	242,179
13,088	TerraForm Power, Inc. - Class A	179,829
		1,538,316
	Total Common Stocks
	(Cost $22,254,890)	26,319,844

SHORT-TERM INVESTMENTS 3.8%
	Investment Company 3.8%
1,030,098	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class, 2.36%	1,030,098
	Total Short-Term Investments
	(Cost $1,030,098)	1,030,098

	Total Investments 100.1%
	(Cost $232,284,988)	27,349,942

	Liabilities in Excess of Other Assets (0.1)%	(33,131)

	TOTAL NET ASSETS 100.0%	$27,316,811

(a) Non-Income Producing.

Investment Valuation - Equity securities that are traded on a national securities exchange, except for those traded on NASDAQ Global Market, NASDAQ Global Select Market and NASDAQ Capital Market exchanges (together, “NASDAQ”), for which market quotations are readily available are valued at the last reported sale price on the national securities exchange on which such securities are principally traded. Equity securities that are traded on NASDAQ are valued using the NASDAQ Official Closing Price ("NOCP"). Equity securities for which there were no transactions on a given day or securities not listed on a national securities exchange are valued at the most recent quoted bid price.  Debt securities are valued at the bid price provided by an independent pricing service, which uses valuation methods such as matrix pricing and other analytical pricing models, as well as market transactions and other market inputs. Shares of underlying mutual funds are valued at their respective Net Asset Value ("NAV"). Exchange-traded funds and closed-end funds are valued at the last reported sale price on the exchange on which the security is principally traded. Securities that are primarily traded on foreign exchanges generally are valued at the last sale price of such securities on their respective exchange. In the case of foreign securities, the occurrence of events after the close of the foreign markets, but prior to the time the Fund's NAV is calculated, will result in a systematic fair value adjustment to the trading prices of foreign securities provided that there is a movement in the markets that exceeds a threshold established by the Board of Directors (the “Board”) and provided the fair value prices exceed a pre-established confidence level. The Fund will also value foreign securities at fair value using fair valuation procedures approved by the Board in the case of other significant events relating to a particular foreign issuer or market.  In such cases, use of fair valuation can reduce an investor's ability to seek to profit by estimating the Fund's NAV in advance of the time the NAV is calculated. The Board has retained an independent fair value pricing service to assist in valuing foreign securities held by the Frontier Phocas Small Cap Value Fund. In valuing assets, prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Any securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith by the advisers or subadvisers pursuant to guidelines established by the Board. The Board has appointed a Valuation Committee to assist the Board in its oversight of valuation procedures.

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's investments and are summarized in the following fair value hierarchy:

Level 1 — Quoted prices in active markets for identical securities that the Fund has the ability to access
Level 2 — Evaluated prices based on other significant observable inputs (including quoted prices for similar securities, foreign security indices, foreign exchange rates, fair value estimates for foreign securities and changes in benchmark securities indices)
Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The following is a summary of inputs used to value the Fund's securities as of March 31, 2019:

Description	Level 1	Level 2	Level 3	Total
Equity (a)
Common Stocks	$26,319,844	$-	$-	$26,319,844
Total Equity	26,319,844	-	-	26,319,844
Short-Term Investments	1,030,098	-	-	1,030,098
Total Investments in Securities	$27,349,942	$-	$-	$27,349,942
(a)  See the Fund's Schedule of Investments for sector or country classifications.

Tax Disclosure - The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

The Fund has adopted financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the period, the Fund did not incur any interest or penalties. The Fund has reviewed all open tax years and concluded that there is no effect to any of the Fund's financial positions or results of operations and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on a tax return. The Fund does not have examinations in progress.